United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: Six months ended 05/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
U.S. Treasury and Agency Securities	33.3%
Mortgage-Backed Securities[3]	25.9%
Corporate Debt Securities	19.3%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.2%
Commercial Mortgage-Backed Securities[3]	1.0%
Foreign Governments/Agencies	0.1%
Municipal Bond[4]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Project and Trade Finance Core Fund	4.2%
High Yield Bond Core Fund	3.6%
Emerging Markets Core Fund	2.7%
Bank Loan Core Fund	1.4%
Securities Lending Collateral[5]	0.1%
Cash Equivalents[6]	6.3%
Derivative Contracts[7]	0.1%
Other Assets and Liabilities—Net[8]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
Semi-Annual Shareholder Report

7
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES— 33.2%
	U.S. Treasury Bonds— 6.9%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 4,043,383
601,000,000	United States Treasury Bond, 2.250%, 2/15/2052	503,307,210
54,965,000	United States Treasury Bond, 2.375%, 2/15/2042	47,622,528
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	11,513,473
215,000	United States Treasury Bond, 2.500%, 2/15/2045	185,918
250,000	United States Treasury Bond, 2.500%, 2/15/2046	216,207
350,000	United States Treasury Bond, 2.500%, 5/15/2046	302,477
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	8,214,827
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	8,381,220
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	2,202,639
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	9,862,901
28,000,000	United States Treasury Bond, 2.875%, 5/15/2052	26,963,132
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,912,502
800,000	United States Treasury Bond, 3.000%, 11/15/2045	757,841
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,902,435
750,000	United States Treasury Bond, 3.000%, 5/15/2047	713,929
850,000	United States Treasury Bond, 3.000%, 8/15/2048	818,316
950,000	United States Treasury Bond, 3.125%, 8/15/2044	917,791
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	3,167,201
27,000,000	United States Treasury Bond, 3.250%, 5/15/2042	26,924,076
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	3,084,661
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,704,758
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,688,091
4,000,000	United States Treasury Bond, 7.125%, 2/15/2023	4,152,072
	TOTAL	676,559,588
	U.S. Treasury Notes— 26.3%
56,005	U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	57,605
239,784	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	244,471
8,159,940	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	7,054,524
3,418,380	U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,539,130
305,100	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	296,863
27,725,000	United States Treasury Note, 0.125%, 8/31/2023	27,001,009
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,545,328
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,480,525
265,000	United States Treasury Note, 0.250%, 9/30/2025	243,800
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,215,059
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	10,117,713
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,585,770
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	9,138,889
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 5,400,000		United States Treasury Note, 0.500%, 4/30/2027	$ 4,823,648
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,322,310
22,200,000		United States Treasury Note, 0.750%, 3/31/2026	20,546,935
8,200,000		United States Treasury Note, 0.750%, 4/30/2026	7,577,423
19,000,000		United States Treasury Note, 0.875%, 1/31/2024	18,518,145
7,090,000		United States Treasury Note, 0.875%, 9/30/2026	6,527,368
11,350,000		United States Treasury Note, 0.875%, 11/15/2030	9,684,743
11,490,000		United States Treasury Note, 1.000%, 12/15/2024	11,022,321
72,420,000		United States Treasury Note, 1.125%, 1/15/2025	69,573,554
700,000		United States Treasury Note, 1.125%, 2/28/2027	647,117
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	907,566
26,820,000		United States Treasury Note, 1.250%, 11/30/2026	25,043,387
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	10,035,262
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,201,791
50,000,000		United States Treasury Note, 1.500%, 2/29/2024	49,200,650
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	63,099,541
270,000		United States Treasury Note, 1.625%, 5/15/2026	258,100
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	20,654,245
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	66,154,653
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,121,090
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,285,378
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,277,250
180,000		United States Treasury Note, 2.375%, 5/15/2027	176,064
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	22,555,351
100,000		United States Treasury Note, 2.375%, 5/15/2029	96,847
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,204,547
277,955,000		United States Treasury Note, 2.500%, 3/31/2027	273,856,554
196,678,000		United States Treasury Note, 2.625%, 4/15/2025	196,150,372
101,485,000		United States Treasury Note, 2.625%, 5/31/2027	100,589,090
130,000		United States Treasury Note, 2.625%, 2/15/2029	127,930
51,000,000		United States Treasury Note, 2.750%, 5/15/2025	51,047,838
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	257,901,485
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,768,762
81,000,000		United States Treasury Note, 2.750%, 5/31/2029	80,379,864
455,000		United States Treasury Note, 2.875%, 5/15/2028	454,687
980,000		United States Treasury Note, 2.875%, 8/15/2028	978,703
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	89,947,728
988,300,000		United States Treasury Note, 2.875%, 5/15/2032	990,307,237
400,000		United States Treasury Note, 3.125%, 11/15/2028	405,259
		TOTAL	2,561,951,481
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,348,313,893)	3,238,511,069
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— 19.4%
		Basic Industry - Chemicals— 0.1%
$ 2,653,000		Albemarle Corp., 4.150%, 12/1/2024	$ 2,727,108
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	412,921
7,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,917,945
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,000
		TOTAL	11,069,974
		Basic Industry - Metals & Mining— 0.2%
8,285,000	[2]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,168,351
3,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	3,563,139
6,285,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	5,702,449
3,115,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,280,077
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,206,468
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,598,069
		TOTAL	23,518,553
		Capital Goods - Aerospace & Defense— 0.7%
7,250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,094,220
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	3,547,063
3,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	2,824,508
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,796,131
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,766,283
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,929,706
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,975,135
2,940,000	[2]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,694,831
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,374,301
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,224,382
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,891,977
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,984,788
8,370,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	8,142,334
3,650,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,706,994
1,820,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.146% (3-month USLIBOR +1.735%), 2/15/2042	1,453,514
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,807,962
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,036,628
		TOTAL	72,250,757
		Capital Goods - Building Materials— 0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,858,174
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,006,860
		TOTAL	9,865,034
		Capital Goods - Construction Machinery— 0.1%
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	77,546
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	253,540
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Capital Goods - Construction Machinery— continued
$ 3,910,000	[2]	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	$ 3,869,380
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	510,314
9,875,000	[2]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,715,063
		TOTAL	14,425,843
		Capital Goods - Diversified Manufacturing— 0.4%
4,388,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,333,263
78,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	90,858
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	353,596
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,438,109
2,680,000	[2]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,163,457
4,200,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	3,696,311
2,835,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,583,776
1,500,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,508,816
6,180,000		Valmont Industries, Inc., 5.250%, 10/1/2054	6,145,424
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,578,269
8,000,000		Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	6,759,480
5,275,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	4,572,082
		TOTAL	36,223,441
		Capital Goods - Packaging— 0.1%
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,783,562
		Communications - Cable & Satellite— 0.4%
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	186,297
8,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,504,476
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,334,422
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,868,794
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,538,009
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	767,435
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,132,087
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	382,780
3,380,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,451,261
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	585,744
3,000,000	[2]	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	3,230,968
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,517,311
5,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	5,134,243
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	417,929
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	140,208
		TOTAL	36,191,964
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— 0.5%
$ 10,000,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	$ 7,459,538
5,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,054,166
6,394,000	Grupo Televisa S.A., 6.625%, 3/18/2025	6,815,825
1,600,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,529,745
6,540,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	6,492,481
5,005,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	4,692,245
4,200,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	3,725,331
3,630,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	3,315,451
7,570,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,723,804
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,792,699
	TOTAL	48,601,285
	Communications - Telecom Wireless— 0.3%
4,980,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	4,528,453
4,925,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	3,695,275
6,700,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	6,796,539
4,175,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	3,284,020
5,600,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	5,390,843
4,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,080,129
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,535,151
	TOTAL	31,310,410
	Communications - Telecom Wirelines— 0.7%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	8,909,268
9,255,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	8,628,393
3,693,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,124,652
7,090,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	5,995,023
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	3,335,989
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,597,348
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,285,298
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,805,301
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	4,242,642
6,450,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	5,996,756
8,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	7,909,403
6,795,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	5,878,051
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	789,709
4,590,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	4,310,256
1,122,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	835,081
	TOTAL	70,643,170
	Consumer Cyclical - Automotive— 0.4%
11,845,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	10,906,800
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 1,985,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	$ 1,763,098
4,040,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	4,048,479
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	242,615
7,675,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	8,131,966
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,982,111
410,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	412,933
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,713,861
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,701,681
		TOTAL	35,903,544
		Consumer Cyclical - Gaming— 0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	251,051
		Consumer Cyclical - Leisure— 0.1%
7,630,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	7,138,581
6,735,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	6,096,997
		TOTAL	13,235,578
		Consumer Cyclical - Lodging— 0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	740,530
		Consumer Cyclical - Retailers— 0.6%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,178,698
7,685,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,213,699
8,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,888,122
2,745,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	2,463,669
3,730,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	3,644,334
475,000	[2]	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	475,780
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,264,884
223,861		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	229,191
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	912,571
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,532,418
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	75,478
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,802,425
1,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,781,077
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,795,129
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,901,470
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,231,021
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,229,022
		TOTAL	60,618,988
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Services— 0.2%
$ 5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	$ 5,080,720
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,931,181
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	165,438
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,446,910
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,513,116
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,847,982
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,307,135
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	360,666
		TOTAL	21,653,148
		Consumer Non-Cyclical - Food/Beverage— 0.9%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	882,014
1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,388,819
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,485,587
3,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	2,860,510
3,030,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	2,890,771
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,171,610
5,100,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	4,596,069
2,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,286,131
6,164,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,671,126
1,190,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	981,865
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,214,672
2,575,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,163,856
4,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,054,689
2,937,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	2,234,730
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,262,426
2,810,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,683,975
6,840,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,027,834
2,500,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	2,123,531
4,765,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,381,097
750,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	767,750
4,560,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,012,126
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	5,034,913
6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	6,095,516
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	168,930
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	204,103
2,980,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	2,457,666
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Food/Beverage— continued
$ 3,885,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	$ 3,349,680
6,300,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	5,806,097
		TOTAL	91,258,093
		Consumer Non-Cyclical - Health Care— 0.5%
4,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	3,691,711
2,500,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,367,831
4,355,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,947,420
2,120,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	1,756,100
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,704,668
3,570,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	3,066,293
7,220,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,238,587
2,520,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,308,410
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	839,864
7,590,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,686,412
5,630,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,293,823
2,035,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,965,811
7,000,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,707,060
		TOTAL	44,573,990
		Consumer Non-Cyclical - Pharmaceuticals— 0.8%
4,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,217,882
7,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,767,878
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,024,467
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	358,506
1,975,000		AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	1,754,004
3,025,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,090,874
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,411,140
5,500,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,403,819
2,500,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	2,114,935
8,625,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,267,649
5,140,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,743,225
7,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,216,462
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	256,252
2,400,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,399,919
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,233,996
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	485,603
12,652,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	9,004,177
5,370,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	4,607,100
8,715,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,842,427
		TOTAL	76,200,315
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Products— 0.0%
$ 2,390,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	$ 2,327,857
		Consumer Non-Cyclical - Tobacco— 0.2%
5,575,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	3,915,522
3,490,000		Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,426,985
3,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,699,966
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,185,260
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,620,280
3,835,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	3,887,322
3,950,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,624,426
		TOTAL	22,359,761
		Energy - Independent— 0.2%
7,000,000	[2]	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	7,029,573
2,730,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	2,592,269
6,920,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,063,837
610,000		XTO Energy, Inc., 6.750%, 8/1/2037	731,887
		TOTAL	17,417,566
		Energy - Integrated— 0.3%
3,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,090,170
1,985,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,955,485
100,000		BP PLC, Deb., 8.750%, 3/1/2032	131,600
9,775,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	9,815,201
6,770,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,678,429
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,455,721
3,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 144A, 3.758%, 3/15/2042	2,940,192
205,000	[2]	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	251,922
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	528,048
3,020,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	2,974,277
2,275,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,141,616
		TOTAL	33,962,661
		Energy - Midstream— 0.6%
7,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,170,329
3,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	3,078,976
1,900,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	2,044,673
1,210,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.000%, 11/15/2029	1,094,109
3,715,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	3,098,629
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	814,710
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	361,074
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,074,871
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	225,448
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	$ 1,743,480
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	593,968
1,820,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,344,448
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	297,105
4,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,664,354
1,720,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,705,799
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,535,470
6,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	5,765,492
2,340,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,218,194
4,710,000	[2]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,719,206
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,850,714
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	214,972
5,775,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	5,426,139
		TOTAL	56,042,160
		Energy - Oil Field Services— 0.0%
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	621,482
		Energy - Refining— 0.2%
535,000		HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2026	547,186
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	286,243
6,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	5,820,550
4,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,452,764
30,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	27,574
5,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	5,370,162
3,020,000		Valero Energy Corp., 7.500%, 4/15/2032	3,609,675
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	393,367
		TOTAL	20,507,521
		Financial Institution - Banking— 3.8%
4,995,000		American Express Co., 2.650%, 12/2/2022	5,008,709
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	354,349
5,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,759,397
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,499,215
2,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,921,325
5,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	4,746,860
5,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	5,222,675
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,239,599
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,807,118
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,820,901
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	$ 9,253,982
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,654,627
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,526,463
560,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	569,499
660,000	Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	668,690
4,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,865,613
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,628,810
480,000	Bank of New York Mellon, N.A., 3.400%, 5/15/2024	484,780
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,111,228
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,182,874
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,121,523
895,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	895,267
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,859,464
5,135,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	4,542,314
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	4,965,780
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,305,732
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,926,935
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	346,427
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,663,426
6,770,000	Comerica, Inc., 3.800%, 7/22/2026	6,718,174
5,480,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,505,073
6,040,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	6,085,614
3,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,105,413
14,145,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,014,659
5,815,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	4,783,412
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,829,165
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	11,861,241
6,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,846,074
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,894,105
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,330,247
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2070	505,755
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,667,985
5,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,945,405
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,468,692
4,500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,540,201
720,000	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2171	709,401
610,000	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2171	566,797
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,456,357
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	$ 3,313,660
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,226,280
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	4,468,234
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	1,972,805
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	411,509
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,811,782
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	220,626
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	247,598
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,029,098
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	639,473
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,568,609
2,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	2,646,840
5,720,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	5,097,591
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,226,209
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,495,326
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	427,625
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	692,601
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,549,189
2,000,000	[3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 8.000% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,085,540
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,956,512
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,383,495
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	507,985
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	165,217
3,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	3,014,018
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,232,096
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	2,895,626
40,457	[4]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	16,992
6,105,000	[2]	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,898,491
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,033,316
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	336,651
6,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	5,068,402
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	339,316
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,257,039
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,542,362
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	539,061
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,404,966
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	265,934
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,997,843
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,505,003
12,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	12,314,666
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 435,000	Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	$ 426,149
	TOTAL	371,019,087
	Financial Institution - Broker/Asset Mgr/Exchange— 0.3%
2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,425,198
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,132,560
2,810,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,809,090
3,265,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,262,723
3,580,000	Stifel Financial Corp., 4.250%, 7/18/2024	3,649,442
5,240,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,977,471
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,146,002
435,000	XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	444,810
	TOTAL	25,847,296
	Financial Institution - Finance Companies— 0.2%
4,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,580,882
2,420,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,124,941
5,725,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	4,724,033
3,975,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	3,999,779
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	251,302
	TOTAL	14,680,937
	Financial Institution - Insurance - Life— 0.6%
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,647,731
3,600,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,441,338
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,805,868
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,932,788
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	339,499
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,963,264
16,268,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	12,680,502
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,401,649
3,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,571,150
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,527,764
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,197,484
5,000,000	Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	4,940,552
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,290,058
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,284,564
	TOTAL	54,024,211
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Insurance - P&C— 0.4%
$ 1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	$ 1,155,649
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	29,210
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,342,645
5,175,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,264,393
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,725,924
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,158,553
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	7,626,900
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,907,390
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	9,406,595
335,000		Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	335,643
		TOTAL	34,952,902
		Financial Institution - REIT - Apartment— 0.3%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	11,867,429
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,145,770
1,955,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	1,959,098
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,626,116
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,611,711
		TOTAL	27,210,124
		Financial Institution - REIT - Healthcare— 0.3%
3,000,000	[2]	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,017,482
7,680,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,212,758
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,681,541
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,900,889
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,665,701
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	5,377,334
		TOTAL	26,855,705
		Financial Institution - REIT - Office— 0.2%
5,310,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,209,837
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,230,633
2,500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	2,587,758
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,278,174
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,058,180
4,810,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,881,456
		TOTAL	19,246,038
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - REIT - Other— 0.1%
$ 7,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$ 7,129,171
	Financial Institution - REIT - Retail— 0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,003,401
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,408,082
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,294,844
	TOTAL	14,706,327
	Municipal Services— 0.0%
1,395,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,440,904
	Sovereign— 0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,286,106
	Supranational— 0.0%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,876,204
	Technology— 1.4%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,031,545
555,000	Apple, Inc., 3.850%, 5/4/2043	534,091
3,965,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	3,144,522
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	6,878,131
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,005,690
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	6,881,360
5,602,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,463,707
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,798,401
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,414,298
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	282,657
8,395,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,738,973
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,072,565
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,535,057
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,767,327
5,385,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,041,071
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,658,323
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,125,865
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,604,007
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	995,969
2,857,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,390,270
6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,993,118
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,016,958
284,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	275,812
5,000,000	Oracle Corp., 6.500%, 4/15/2038	5,386,026
4,070,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	3,710,064
9,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,443,075
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,091,294
1,650,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	1,486,778
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Technology— continued
$ 2,555,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	$ 2,534,062
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,019,336
2,485,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,445,755
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,755,983
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,105,083
3,300,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,961,467
2,575,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,093,904
		TOTAL	131,682,544
		Technology Services— 0.1%
4,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,909,701
2,450,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	2,048,543
		TOTAL	5,958,244
		Transportation - Railroads— 0.3%
1,898,000		Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,898,635
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,447,724
2,725,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,377,174
4,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,943,647
1,470,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,215,219
3,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	3,932,932
3,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,592,277
3,590,000	[2]	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,185,248
6,565,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,930,204
		TOTAL	27,523,060
		Transportation - Services— 0.3%
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	9,417,589
6,395,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	5,214,612
7,135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,145,033
8,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,017,812
		TOTAL	29,795,046
		Utility - Electric— 2.0%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,155,414
8,000,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,088,204
3,790,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,472,823
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,937,027
5,470,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,337,877
535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	403,944
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,128,547
3,835,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,717,658
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	$ 4,344,099
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,534,856
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,341,644
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,243,501
2,025,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	1,856,603
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,049,074
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,979,395
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,238,940
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	474,759
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,910,533
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,134,998
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	5,789,659
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,855,371
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	14,448,280
5,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,913,500
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	536,516
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,169,904
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,814,189
2,385,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,324,980
1,735,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	1,550,214
3,220,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,746,662
6,043,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,816,475
5,400,000	Gulf Power Co., 4.550%, 10/1/2044	5,220,686
4,130,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,978,308
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,646,444
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	4,925,657
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,179,276
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,398,286
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	272,934
7,805,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,652,065
2,955,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,927,236
3,150,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,807,566
15,495,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,310,872
1,500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,689,901
9,945,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,669,531
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,399,489
	TOTAL	199,393,897
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Natural Gas— 0.3%
$ 2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	$ 3,044,213
4,420,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,723,091
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,741,652
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,531,454
7,490,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,223,178
1,160,000	[2]	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,291,534
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,934,312
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	153,939
		TOTAL	31,643,373
		Utility - Natural Gas Distributor— 0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,499,176
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,536,329
		TOTAL	3,035,505
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,029,651,774)	1,889,864,919
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.0%
		Agency Commercial Mortgage-Backed Securities— 0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.595%, 11/25/2045	6,105,553
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.724%, 10/25/2048	11,692,205
		TOTAL	17,797,758
		Commercial Mortgage— 0.8%
4,500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,566,987
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,737,738
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,228,655
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,710,066
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,740,778
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,465,658
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,980,531
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,863,558
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,244,381
		TOTAL	79,538,352
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $101,049,022)	97,336,110
		ASSET-BACKED SECURITIES— 0.2%
		Credit Card— 0.2%
14,419,000	[3]	Master Credit Card Trust 2018-1A, Class A, 1.463% (1-month USLIBOR +0.490%), 7/21/2024	14,439,096
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	ASSET-BACKED SECURITIES— continued
	Financial Institution - Finance Companies— 0.0%
$ 63,111	Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	$ 27,912
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,490,593)	14,467,008
	FOREIGN GOVERNMENTS/AGENCIES— 0.1%
	Sovereign— 0.1%
2,150,000	Poland, Government of, 4.000%, 1/22/2024	2,170,666
4,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	3,964,296
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,183,131)	6,134,962
	MORTGAGE-BACKED SECURITIES— 0.0%
	Federal Home Loan Mortgage Corporation— 0.0%
322	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	353
75	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	83
119,435	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	131,376
12,960	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	14,032
337	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	366
135,192	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	141,595
4,369	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	4,468
4,762	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	4,771
4,836	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	4,913
3,925	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,251
44,647	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	48,078
700	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	700
688	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	692
7,572	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	7,677
5,355	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	5,908
1,349	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	1,362
	TOTAL	370,625
	Federal National Mortgage Association— 0.0%
1,306	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,407
2,746	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	3,013
2,891	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	3,104
26,952	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	28,208
15,643	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	17,222
10,794	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	11,701
324	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	345
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 211	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	$ 226
1,303	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	1,406
1,329	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,469
357	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	395
1,004	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,124
79	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	82
16,481	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	18,028
65,007	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	69,644
11,285	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	12,113
38,021	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	41,793
10,533	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	11,365
1,500	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	1,625
23,449	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	25,314
2,672	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,943
3,720	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	3,860
11,748	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	12,729
66,166	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	69,997
27,324	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	27,735
1,985	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	2,152
19,320	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	20,501
4,453	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	4,834
198,231	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	207,108
4,900	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	5,125
6,317	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	6,322
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 3,224	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	$ 3,299
12,436	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	12,987
3,065	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	3,202
8,697	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	9,206
1,473	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,539
23,248	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	24,329
1,949	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	2,039
12,070	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	12,349
3,067	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	3,125
22,169	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	22,677
8,935	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	8,946
2,856	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	2,900
7,885	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	7,858
5,636	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	5,485
13,016	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	13,045
11,772	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	11,735
118,749	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	125,689
263,433	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	275,341
6,801	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	7,113
253,021	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	258,826
3,719	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	3,892
4,412	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	4,513
17,342	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	17,364
	TOTAL	1,450,349
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— 0.0%
$ 611	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	$ 628
148	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	152
1,140	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,211
1,255	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,342
2,461	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,620
2,882	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	3,015
3,514	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	3,740
1,279	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,378
289	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	315
171	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	184
4,611	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,988
2,254	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,446
2,672	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,904
18,335	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	19,409
12,053	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	12,759
3,893	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	4,124
20,251	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	21,461
21,567	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	22,868
24,231	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	25,261
8,992	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	9,373
9,833	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	10,450
19,280	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	20,139
5,879	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	6,021
87	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	91
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 4,837	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	$ 4,971
2,928	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	3,032
1,838	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,951
145	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	154
282	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	289
1,121	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,194
30	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	32
497	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	530
36,364	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	38,794
718	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	769
191	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	201
74	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	78
151	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	163
5,759	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	6,051
2,457	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,578
1,597	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,731
123	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	133
731	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	767
2,202	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	2,311
7,889	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	8,556
16,214	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	17,551
20,076	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	20,824
1,102	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,199
12,955	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	13,445
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 258,276		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	$ 275,760
36,120		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	38,678
66,454		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	71,134
4,633		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,971
5,970		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	6,313
7,426		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	7,954
7,272		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	7,321
2,132		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	2,189
		TOTAL	718,503
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,449,626)	2,539,477
		MUNICIPAL BOND— 0.0%
		Transportation Services— 0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $419,893)	419,862
		COLLATERALIZED MORTGAGE OBLIGATION— 0.0%
		Federal Home Loan Mortgage Corporation REMIC— 0.0%
43,830		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $42,989)	45,185
		ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
2,410	[3]	FNMA ARM, 2.596%, 1/1/2033	2,487
		Government National Mortgage Association— 0.0%
144	[3]	GNMA ARM, 1.750%, 10/20/2025	144
1,047	[3]	GNMA ARM, 2.000%, 5/20/2028	1,056
		TOTAL	1,200
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,711)	3,687
		INVESTMENT COMPANIES— 46.0%
15,505,235		Bank Loan Core Fund	140,787,535
31,401,685		Emerging Markets Core Fund	267,856,374
10,812,106		Federated Hermes Government Obligations Fund, Premier Shares, 0.70%[5]	10,812,106
399,723,666		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[5]	399,603,749
60,915,520		High Yield Bond Core Fund	346,000,153
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES— continued
322,242,752	Mortgage Core Fund	$2,900,184,763
47,566,968	Project and Trade Finance Core Fund	411,929,946
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,686,051,175)	4,477,174,626
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $10,188,655,807)[6]	9,726,496,905
	OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	14,248,856
	TOTAL NET ASSETS—100%	$9,740,745,761
At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[8]United States Treasury Notes 2-Year Long Futures	6,260	$1,321,495,778	September 2022	$1,406,026
[8]United States Treasury Notes 10-Year Long Futures	1,854	$221,466,094	September 2022	$444,845
Short Futures:
[8]United States Treasury Notes 5-Year Short Futures	479	$54,104,547	September 2022	$(165,686)
[8]United States Treasury Notes 10-Year Ultra Short Futures	3,202	$411,406,969	September 2022	$3,994,175
[8]United States Treasury Ultra Bond Short Futures	1,548	$241,101,000	September 2022	$298,860
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,978,220
At May 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/9/2022	Bank of America N.A.	13,752,922	CAD	$10,725,000	$147,215
7/12/2022	JPMorgan Chase	15,360,799	AUD	$10,915,000	$115,336
7/12/2022	Credit Agricole CIB	14,735,680	GBP	$19,194,181	$(621,868)
Contracts Sold:
6/9/2022	Citibank N.A.	6,848,656	CAD	$5,362,500	$(51,627)
6/9/2022	Bank of America N.A.	6,856,703	CAD	$5,362,500	$(57,988)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(468,932)
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$222,335,908	$5,528,409	$(75,171,856)
Emerging Markets Core Fund	$554,168,691	$14,393,133	$(246,875,500)
Federated Hermes Government Obligations Fund, Premier Shares*	$41,289,653	$1,932,898,760	$(1,963,376,307)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares,*	$173,788,673	$3,294,602,329	$(3,068,742,401)
High Yield Bond Core Fund	$1,088,106,476	$—	$(673,512,497)
Mortgage Core Fund	$2,543,727,294	$693,999,999	$(100,000,000)
Project and Trade Finance Core Fund	$508,452,940	$9,836,916	$(96,383,000)
TOTAL OF AFFILIATED TRANSACTIONS	$5,131,869,635	$5,951,259,546	$(6,224,061,561)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2022	Shares Held as of 5/31/2022**	Dividend Income	Gain Distributions Received
$(10,753,479)	$(1,151,447)	$140,787,535	15,505,235	$5,528,256	$—
$(24,268,998)	$(29,560,952)	$267,856,374	31,401,685	$14,391,140	$—
N/A	N/A	$10,812,106	10,812,106	$38,180	$—
$16,908	$(61,760)	$399,603,749	399,723,666	$804,310	$15,367
$(39,575,039)	$(29,018,787)	$346,000,153	60,915,520	$23,815,576	$—
$(225,627,944)	$(11,914,586)	$2,900,184,763	322,242,752	$31,567,293	$—
$3,897,667	$(13,874,577)	$411,929,946	47,566,968	$9,836,883	$—
$(296,310,885)	$(85,582,109)	$4,477,174,626	888,167,932	$85,981,638	$15,367

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At May 31, 2022, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$3,238,511,069	$—	$3,238,511,069
Corporate Bonds	—	1,889,847,927	16,992	1,889,864,919
Commercial Mortgage- Backed Securities	—	97,336,110	—	97,336,110
Asset-Backed Securities	—	14,467,008	—	14,467,008
Foreign Governments/Agencies	—	6,134,962	—	6,134,962
Mortgage-Backed Securities	—	2,539,477	—	2,539,477
Municipal Bond	—	419,862	—	419,862
Collateralized Mortgage Obligation	—	45,185	—	45,185
Adjustable Rate Mortgages	—	3,687	—	3,687
Investment Companies[1]	4,065,244,680	—	—	4,477,174,626
TOTAL SECURITIES	$4,065,244,680	$5,249,305,287	$16,992	$9,726,496,905
Other Financial Instruments:
Assets
Futures Contracts	$6,143,906	$—	$—	$6,143,906
Foreign Exchange Contracts	—	262,551	—	262,551
Liabilities
Futures Contracts	(165,686)	—	—	(165,686)
Foreign Exchange Contracts	—	(731,483)	—	(731,483)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,978,220	$(468,932)	$—	$5,509,288

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $411,929,946 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88	$10.79
Income From Investment Operations:
Net investment income (loss)	0.12	0.26	0.26	0.32	0.30	0.29
Net realized and unrealized gain (loss)	(1.07)	(0.23)	0.67	0.70	(0.52)	0.12
Total From Investment Operations	(0.95)	0.03	0.93	1.02	(0.22)	0.41
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.26)	(0.32)	(0.30)	(0.29)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.23)	(0.48)	(0.26)	(0.32)	(0.30)	(0.32)
Net Asset Value, End of Period	$10.10	$11.28	$11.73	$11.06	$10.36	$10.88
Total Return[1]	(8.58)%	0.32%	8.47%	9.95%	(2.01)%	3.82%
Ratios to Average Net Assets:
Net expenses[2]	0.92%[3]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	2.25%[3]	2.30%	2.31%	2.95%	2.82%	2.69%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.05%	0.06%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,955	$195,599	$201,349	$171,858	$184,434	$216,294
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88	$10.79
Income From Investment Operations:
Net investment income (loss)	0.08	0.19	0.20	0.26	0.24	0.23
Net realized and unrealized gain (loss)	(1.07)	(0.22)	0.66	0.70	(0.51)	0.12
Total From Investment Operations	(0.99)	(0.03)	0.86	0.96	(0.27)	0.35
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.19)	(0.26)	(0.25)	(0.23)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.20)	(0.42)	(0.19)	(0.26)	(0.25)	(0.26)
Net Asset Value, End of Period	$10.09	$11.28	$11.73	$11.06	$10.36	$10.88
Total Return[1]	(8.92)%	(0.23)%	7.88%	9.36%	(2.54)%	3.26%
Ratios to Average Net Assets:
Net expenses[2]	1.49%[3]	1.48%	1.47%	1.46%	1.47%	1.46%
Net investment income	1.69%[3]	1.74%	1.78%	2.42%	2.26%	2.15%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.04%	0.04%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,917	$2,686	$4,386	$6,440	$8,244	$14,521
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88	$10.79
Income From Investment Operations:
Net investment income (loss)	0.09	0.21	0.21	0.27	0.25	0.23
Net realized and unrealized gain (loss)	(1.08)	(0.23)	0.66	0.70	(0.52)	0.12
Total From Investment Operations	(0.99)	(0.02)	0.87	0.97	(0.27)	0.35
Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.20)	(0.27)	(0.25)	(0.23)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.20)	(0.43)	(0.20)	(0.27)	(0.25)	(0.26)
Net Asset Value, End of Period	$10.09	$11.28	$11.73	$11.06	$10.36	$10.88
Total Return[1]	(8.90)%	(0.17)%	7.93%	9.40%	(2.51)%	3.29%
Ratios to Average Net Assets:
Net expenses[2]	1.43%[3]	1.42%	1.43%	1.43%	1.44%	1.43%
Net investment income	1.74%[3]	1.80%	1.81%	2.45%	2.31%	2.18%
Expense waiver/reimbursement[4]	0.03%[3]	0.04%	0.04%	0.04%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,070	$41,098	$52,265	$47,994	$52,798	$75,399
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88	$10.79
Income From Investment Operations:
Net investment income (loss)	0.11	0.24	0.24	0.30	0.29	0.27
Net realized and unrealized gain (loss)	(1.07)	(0.23)	0.67	0.70	(0.52)	0.12
Total From Investment Operations	(0.96)	0.01	0.91	1.00	(0.23)	0.39
Less Distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.24)	(0.30)	(0.29)	(0.27)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.22)	(0.46)	(0.24)	(0.30)	(0.29)	(0.30)
Net Asset Value, End of Period	$10.10	$11.28	$11.73	$11.06	$10.36	$10.88
Total Return[1]	(8.66)%	0.14%	8.27%	9.77%	(2.17)%	3.64%
Ratios to Average Net Assets:
Net expenses[2]	1.11%[3]	1.11%	1.11%	1.09%	1.10%	1.09%
Net investment income	2.06%[3]	2.11%	2.14%	2.79%	2.65%	2.51%
Expense waiver/reimbursement[4]	0.07%[3]	0.04%	0.04%	0.04%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,074	$36,596	$38,182	$40,574	$43,512	$53,603
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.29	$11.73	$11.06	$10.36	$10.88	$10.79
Income From Investment Operations:
Net investment income (loss)	0.15	0.32	0.33	0.38	0.36	0.35
Net realized and unrealized gain (loss)	(1.08)	(0.21)	0.66	0.70	(0.52)	0.12
Total From Investment Operations	(0.93)	0.11	0.99	1.08	(0.16)	0.47
Less Distributions:
Distributions from net investment income	(0.15)	(0.33)	(0.32)	(0.38)	(0.36)	(0.35)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.26)	(0.55)	(0.32)	(0.38)	(0.36)	(0.38)
Net Asset Value, End of Period	$10.10	$11.29	$11.73	$11.06	$10.36	$10.88
Total Return[1]	(8.41)%	0.97%	9.06%	10.55%	(1.47)%	4.39%
Ratios to Average Net Assets:
Net expenses[2]	0.37%[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.80%[3]	2.85%	2.86%	3.50%	3.38%	3.23%
Expense waiver/ reimbursement[4]	0.08%[3]	0.07%	0.07%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,952,839	$8,145,281	$7,510,994	$6,419,153	$5,855,756	$5,713,188
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.88	$10.79
Income From Investment Operations:
Net investment income (loss)	0.13	0.29	0.29	0.34	0.32	0.31
Net realized and unrealized gain (loss)	(1.07)	(0.23)	0.66	0.71	(0.51)	0.13
Total From Investment Operations	(0.94)	0.06	0.95	1.05	(0.19)	0.44
Less Distributions:
Distributions from net investment income	(0.13)	(0.29)	(0.28)	(0.35)	(0.33)	(0.32)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.24)	(0.51)	(0.28)	(0.35)	(0.33)	(0.35)
Net Asset Value, End of Period	$10.10	$11.28	$11.73	$11.06	$10.36	$10.88
Total Return[1]	(8.46)%	0.57%	8.73%	10.22%	(1.76)%	4.08%
Ratios to Average Net Assets:
Net expenses[2]	0.67%[3]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	2.50%[3]	2.54%	2.58%	3.21%	3.07%	2.94%
Expense waiver/reimbursement[4]	0.26%[3]	0.26%	0.27%	0.27%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$239,954	$270,435	$356,898	$393,416	$425,188	$503,342
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$11.73	$11.06	$10.36	$10.87	$10.78
Income From Investment Operations:
Net investment income (loss)	0.15	0.32	0.33	0.38	0.36	0.36
Net realized and unrealized gain (loss)	(1.08)	(0.22)	0.66	0.70	(0.51)	0.11
Total From Investment Operations	(0.93)	0.10	0.99	1.08	(0.15)	0.47
Less Distributions:
Distributions from net investment income	(0.15)	(0.33)	(0.32)	(0.38)	(0.36)	(0.35)
Distributions from net realized gain	(0.11)	(0.22)	—	—	—	(0.03)
Total Distributions	(0.26)	(0.55)	(0.32)	(0.38)	(0.36)	(0.38)
Net Asset Value, End of Period	$10.09	$11.28	$11.73	$11.06	$10.36	$10.87
Total Return[1]	(8.41)%	0.89%	9.07%	10.56%	(1.37)%	4.40%
Ratios to Average Net Assets:
Net expenses[2]	0.36%[3]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.81%[3]	2.85%	2.87%	3.50%	3.39%	3.20%
Expense waiver/ reimbursement[4]	0.03%[3]	0.04%	0.04%	0.04%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,317,938	$2,512,951	$1,924,055	$1,498,931	$1,079,125	$1,016,255
Portfolio turnover[5]	53%	68%	88%	43%	48%	23%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $15,209,065 of securities loaned and $4,477,174,626 of investment in affiliated holdings* (identified cost $10,188,655,807)	$9,726,496,905
Cash denominated in foreign currencies (identified cost $324,785)	326,022
Due from broker (Note 2)	10,000
Income receivable	27,901,358
Income receivable from affiliated holdings	13,126,034
Receivable for shares sold	12,169,629
Unrealized appreciation on foreign exchange contracts	262,551
Receivable for variation margin on futures contracts	4,837,671
Total Assets	9,785,130,170
Liabilities:
Payable for investments purchased	3,934,427
Payable for shares redeemed	19,398,594
Unrealized depreciation on foreign exchange contracts	731,483
Payable to bank	4,872
Payable for collateral due to broker for securities lending (Note 2)	13,856,561
Income distribution payable	5,423,999
Payable for investment adviser fee (Note 5)	70,782
Payable for administrative fee (Note 5)	21,012
Payable for distribution services fee (Note 5)	79,985
Payable for other service fees (Notes 2 and 5)	94,100
Accrued expenses (Note 5)	768,594
Total Liabilities	44,384,409
Net assets for 964,825,386 shares outstanding	$9,740,745,761
Net Assets Consist of:
Paid-in capital	$10,535,740,751
Total distributable earnings (loss)	(794,994,990)
Total Net Assets	$9,740,745,761
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($165,954,717 ÷ 16,438,315 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.10
Offering price per share (100/95.50 of $10.10)	$10.58
Redemption proceeds per share	$10.10
Class B Shares:
Net asset value per share ($1,916,830 ÷ 189,912 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.09
Offering price per share	$10.09
Redemption proceeds per share (94.50/100 of $10.09)	$9.54
Class C Shares:
Net asset value per share ($32,069,568 ÷ 3,176,817 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.09
Offering price per share	$10.09
Redemption proceeds per share (99.00/100 of $10.09)	$9.99
Class R Shares:
Net asset value per share ($30,073,637 ÷ 2,978,853 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.10
Offering price per share	$10.10
Redemption proceeds per share	$10.10
Institutional Shares:
Net asset value per share ($6,952,839,445 ÷ 688,606,758 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.10
Offering price per share	$10.10
Redemption proceeds per share	$10.10
Service Shares:
Net asset value per share ($239,953,971 ÷ 23,767,107 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.10
Offering price per share	$10.10
Redemption proceeds per share	$10.10
Class R6 Shares:
Net asset value per share ($2,317,937,593 ÷ 229,667,624 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.09
Offering price per share	$10.09
Redemption proceeds per share	$10.09

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends (including $85,859,238 received from affiliated holdings*)	$85,859,237
Interest	82,514,675
Net income on securities loaned (includes $122,400 earned from affiliated holdings related to cash collateral balances*) (Note 2)	304,328
TOTAL INCOME	168,678,240
Expenses:
Investment adviser fee (Note 5)	15,940,238
Administrative fee (Note 5)	4,164,006
Custodian fees	169,768
Transfer agent fees (Note 2)	2,616,956
Directors’/Trustees’ fees (Note 5)	31,311
Auditing fees	16,402
Legal fees	4,239
Portfolio accounting fees	152,888
Distribution services fee (Note 5)	775,201
Other service fees (Notes 2 and 5)	593,208
Share registration costs	120,714
Printing and postage	101,217
Miscellaneous (Note 5)	38,078
TOTAL EXPENSES	24,724,226
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,806,831)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,904,564)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,711,395)
Net expenses	21,012,831
Net investment income	147,665,409
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including net realized loss of $(85,582,109) on sales of investments in affiliated holdings*)	$(371,932,287)
Net realized loss on foreign currency transactions	(1,081,797)
Net realized loss on foreign exchange contracts	(1,798,568)
Net realized gain on futures contracts	98,579,007
Net realized gain on written options	1,041,523
Realized gain distribution from affiliated investment company shares*	15,367
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(296,310,885) on investments in affiliated holdings*)	(841,008,958)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	1,237
Net change in unrealized depreciation of foreign exchange contracts	1,967,739
Net change in unrealized depreciation of futures contracts	22,969,110
Net change in unrealized appreciation of written options	(55,538)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(1,091,303,165)
Change in net assets resulting from operations	$(943,637,756)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$147,665,409	$300,326,140
Net realized gain (loss)	(275,176,755)	113,517,617
Net change in unrealized appreciation/depreciation	(816,126,410)	(319,241,670)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(943,637,756)	94,602,087
Distributions to Shareholders:
Class A Shares	(3,939,014)	(8,525,780)
Class B Shares	(45,020)	(139,973)
Class C Shares	(700,828)	(1,867,869)
Class R Shares	(683,624)	(1,505,154)
Institutional Shares	(185,025,625)	(367,464,477)
Service Shares	(5,727,362)	(14,475,264)
Class R6 Shares	(58,062,652)	(101,092,127)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(254,184,125)	(495,070,644)
Share Transactions:
Proceeds from sale of shares	1,776,169,353	3,897,600,449
Net asset value of shares issued to shareholders in payment of distributions declared	199,241,788	387,589,957
Cost of shares redeemed	(2,241,489,593)	(2,768,204,092)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(266,078,452)	1,516,986,314
Change in net assets	(1,463,900,333)	1,116,517,757
Net Assets:
Beginning of period	11,204,646,094	10,088,128,337
End of period	$9,740,745,761	$11,204,646,094
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
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normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $3,711,395 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$79,689	$(16,606)
Class B Shares	1,739	(209)
Class C Shares	14,136	—
Class R Shares	48,855	(6,102)
Institutional Shares	2,306,558	(1,590,471)
Service Shares	61,715	(36,866)
Class R6 Shares	104,264	—
TOTAL	$2,616,956	$(1,650,254)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$227,816
Class B Shares	2,909
Class C Shares	45,757
Service Shares	316,726
TOTAL	$593,208
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
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The Fund uses credit default swaps to seek to increase return and to manage sector/ asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2022, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
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contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,089,877,940 and $1,103,070,438, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,093,109 and $1,209,881, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$15,209,065	$13,856,561
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2022, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $24,333. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $91,010 and $153,274, respectively. This is based on amounts held as of each month-end throughout the six-month period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$5,978,220*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	262,551	Unrealized depreciation on foreign exchange contracts	731,483
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,240,771		$731,483

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$98,579,007	$—	$—	$—	$98,579,007
Foreign exchange contracts	—	(1,798,568)	(270,245)	1,041,523	(1,027,290)
TOTAL	$98,579,007	$(1,798,568)	$(270,245)	$1,041,523	$97,551,717

1	The net realized gain (loss) on Purchased Options is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$22,969,110	$—	$—	$—	$22,969,110
Foreign exchange contracts	—	1,967,739	3,345	(55,538)	1,915,546
TOTAL	$22,969,110	$1,967,739	$3,345	$(55,538)	$24,884,656

2	The net change in unrealized appreciation/depreciation of Purchased Options is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,353,947	$14,667,234	4,102,934	$46,875,269
Shares issued to shareholders in payment of distributions declared	338,326	3,674,255	697,232	7,993,444
Shares redeemed	(2,588,126)	(27,436,429)	(4,629,571)	(52,701,460)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(895,853)	$(9,094,940)	170,595	$2,167,253
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	19	$213	14,525	$164,885
Shares issued to shareholders in payment of distributions declared	4,094	44,680	12,114	139,088
Shares redeemed	(52,329)	(552,189)	(162,458)	(1,859,245)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(48,216)	$(507,296)	(135,819)	$(1,555,272)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	205,400	$2,203,912	798,957	$9,155,021
Shares issued to shareholders in payment of distributions declared	62,989	686,542	159,679	1,833,137
Shares redeemed	(733,983)	(7,789,164)	(1,771,859)	(20,170,605)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(465,594)	$(4,898,710)	(813,223)	$(9,182,447)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	254,792	$2,715,334	744,690	$8,504,404
Shares issued to shareholders in payment of distributions declared	62,627	681,024	130,414	1,495,931
Shares redeemed	(581,633)	(6,197,225)	(886,575)	(10,127,655)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(264,214)	$(2,800,867)	(11,471)	$(127,320)
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	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	127,789,344	$1,359,796,940	246,381,660	$2,809,320,746
Shares issued to shareholders in payment of distributions declared	14,354,042	155,544,167	26,498,276	303,505,034
Shares redeemed	(175,292,762)	(1,838,070,137)	(191,319,650)	(2,185,462,432)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(33,149,376)	$(322,729,030)	81,560,286	$927,363,348
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,335,798	$24,829,755	8,495,711	$96,653,278
Shares issued to shareholders in payment of distributions declared	408,098	4,424,119	1,016,511	11,661,360
Shares redeemed	(2,942,023)	(31,231,947)	(15,969,296)	(181,439,153)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(198,127)	$(1,978,073)	(6,457,074)	$(73,124,515)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	35,127,797	$371,955,965	81,149,852	$926,926,846
Shares issued to shareholders in payment of distributions declared	3,157,395	34,187,001	5,324,971	60,961,963
Shares redeemed	(31,384,189)	(330,212,502)	(27,769,253)	(316,443,542)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,901,003	$75,930,464	58,705,570	$671,445,267
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(28,120,377)	$(266,078,452)	133,018,864	$1,516,986,314
4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $10,188,655,807. The net unrealized depreciation of investments for federal tax purposes was $456,649,614. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,789,299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $521,438,913. The amounts presented are inclusive of derivative contracts.
At November 30, 2021, for federal income tax purposes, the Fund had $41,886,048 in straddle loss deferrals.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser voluntarily waived $1,734,609 of its fee and voluntarily reimbursed $1,650,254 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $72,222.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$228,345	$—
Class B Shares	8,728	—
Class C Shares	137,432	—
Class R Shares	82,808	—
Service Shares	317,888	(254,310)
TOTAL	$775,201	$(254,310)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, FSC retained $316,944 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $5,590 in sales charges from the sale of Class A Shares. FSC also retained $6,287, $508 and $1,631 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $6,806 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.49%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$925,984,829
Sales	$2,785,433,785
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered
Semi-Annual Shareholder Report

reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$914.20	$4.39
Class B Shares	$1,000	$910.80	$7.10
Class C Shares	$1,000	$911.00	$6.81
Class R Shares	$1,000	$913.40	$5.30
Institutional Shares	$1,000	$915.90	$1.77
Service Shares	$1,000	$915.40	$3.20
Class R6 Shares	$1,000	$915.90	$1.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.34	$4.63
Class B Shares	$1,000	$1,017.50	$7.49
Class C Shares	$1,000	$1,017.80	$7.19
Class R Shares	$1,000	$1,019.40	$5.59
Institutional Shares	$1,000	$1,023.09	$1.87
Service Shares	$1,000	$1,021.59	$3.38
Class R6 Shares	$1,000	$1,023.14	$1.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.49%
Class C Shares	1.43%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Total Return Bond Fund’s investments in the Mortgage Core Fund represents a significant number of the outstanding shares of the Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 64 through 91.
Mortgage Core Fund
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	87.3%
Asset-Backed Securities	3.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.5%
Non-Agency Mortgage-Backed Securities	0.2%
Cash Equivalents[2]	38.5%
Other Assets and Liabilities—Net[3]	(30.9)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements including those that are segregated subject to dollar-roll transactions equal to 29.6% of net assets.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Mortgage Core Fund
Annual Shareholder Report

Portfolio of Investments
December 31, 2021
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 87.3%
	Federal Home Loan Mortgage Corporation— 19.6%
$ 39,367,314	2.000%, 11/1/2036	$ 40,360,543
12,108,627	2.000%, 9/1/2050	12,102,623
22,980,827	2.000%, 3/1/2051	22,955,070
30,402,183	2.000%, 4/1/2051	30,368,108
12,675,492	2.000%, 8/1/2051	12,657,324
33,321,182	2.000%, 8/1/2051	33,273,422
19,853,153	2.000%, 11/1/2051	19,818,493
1,878,172	2.500%, 10/1/2049	1,922,116
2,459,997	2.500%, 1/1/2051	2,512,751
12,738,576	2.500%, 8/1/2051	13,037,624
15,354,218	2.500%, 8/1/2051	15,690,679
3,192,415	2.500%, 11/1/2051	3,263,618
1,912,197	3.000%, 4/1/2031	2,005,402
1,776,762	3.000%, 1/1/2032	1,866,364
2,442,195	3.000%, 3/1/2032	2,569,628
3,092,210	3.000%, 3/1/2032	3,243,898
2,847,142	3.000%, 6/1/2032	2,985,918
3,597,110	3.000%, 6/1/2032	3,778,062
7,050,602	3.000%, 11/1/2032	7,424,670
1,101,112	3.000%, 12/1/2032	1,158,086
4,613,341	3.000%, 1/1/2033	4,854,064
17,613,970	3.000%, 2/1/2033	18,582,600
2,293,641	3.000%, 7/1/2033	2,416,189
16,508,561	3.000%, 1/1/2043	17,467,733
2,054,597	3.000%, 11/1/2044	2,132,398
569,063	3.000%, 6/1/2045	597,680
5,319,859	3.000%, 10/1/2045	5,632,276
720,520	3.000%, 5/1/2046	762,609
12,477,807	3.000%, 6/1/2046	13,191,088
5,791,784	3.000%, 6/1/2046	6,200,692
6,478,687	3.000%, 7/1/2046	6,875,354
2,109,752	3.000%, 9/1/2046	2,231,014
5,281,358	3.000%, 10/1/2046	5,589,863
5,451,202	3.000%, 10/1/2046	5,752,593
7,479,501	3.000%, 10/1/2046	7,909,396
4,139,750	3.000%, 11/1/2046	4,329,823
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 2,681,854	3.000%, 11/1/2046	$ 2,835,998
6,113,918	3.000%, 12/1/2046	6,495,894
7,976,590	3.000%, 1/1/2047	8,337,842
8,756,363	3.000%, 5/1/2047	9,245,967
24,266,781	3.000%, 7/1/2051	25,204,653
4,207,083	3.000%, 8/1/2051	4,367,708
19,462,244	3.000%, 10/1/2051	20,207,206
19,734,097	3.000%, 11/1/2051	20,519,913
205,729	3.500%, 6/1/2026	216,879
271,422	3.500%, 6/1/2026	286,131
92,641	3.500%, 7/1/2026	97,661
4,789,065	3.500%, 7/1/2042	5,154,357
4,269,999	3.500%, 9/1/2043	4,579,687
2,036,509	3.500%, 5/1/2046	2,166,390
20,253,023	3.500%, 7/1/2046	21,842,152
13,911,771	3.500%, 11/1/2047	14,794,665
7,110,198	3.500%, 11/1/2047	7,546,440
2,407,196	3.500%, 12/1/2047	2,594,005
13,523,923	3.500%, 12/1/2047	14,388,330
7,234,917	3.500%, 2/1/2048	7,680,394
11,402,040	3.500%, 2/1/2048	12,173,581
2,637,671	3.500%, 8/1/2051	2,790,025
78,487	4.000%, 5/1/2024	82,473
577,324	4.000%, 8/1/2025	606,637
74,413	4.000%, 5/1/2026	78,192
1,034,624	4.000%, 5/1/2026	1,087,158
921,472	4.000%, 12/1/2040	997,265
6,066,542	4.000%, 12/1/2041	6,568,738
672,334	4.000%, 1/1/2042	727,991
10,212,273	4.000%, 6/1/2047	11,099,145
9,606,510	4.000%, 10/1/2047	10,390,340
3,886,648	4.000%, 11/1/2047	4,166,183
6,863,927	4.000%, 12/1/2047	7,414,542
3,519,389	4.000%, 2/1/2048	3,785,983
9,266,260	4.000%, 4/1/2048	9,919,676
3,898,716	4.000%, 5/1/2048	4,168,763
4,107,283	4.000%, 6/1/2048	4,452,809
57,109	4.500%, 7/1/2024	59,081
67,705	4.500%, 8/1/2024	70,044
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 127,455	4.500%, 9/1/2024	$ 131,858
63,324	4.500%, 9/1/2024	65,445
101,701	4.500%, 6/1/2025	105,620
531,048	4.500%, 11/1/2039	584,016
1,574,724	4.500%, 5/1/2040	1,733,454
154,752	4.500%, 6/1/2040	170,372
227,300	4.500%, 7/1/2040	250,189
491,533	4.500%, 8/1/2040	540,805
864,745	4.500%, 8/1/2040	951,780
2,753,173	4.500%, 9/1/2040	3,032,478
531,547	4.500%, 7/1/2041	582,819
400,791	4.500%, 7/1/2041	440,703
315,732	4.500%, 7/1/2041	346,187
6,479,951	4.500%, 2/1/2048	7,098,925
4,437,248	4.500%, 5/1/2048	4,774,782
2,370,736	4.500%, 10/1/2048	2,542,925
21,314	5.000%, 6/1/2023	21,803
45,701	5.000%, 7/1/2023	46,747
19,806	5.000%, 7/1/2023	20,260
16,137	5.000%, 7/1/2025	16,549
990,022	5.000%, 1/1/2034	1,094,110
338,804	5.000%, 5/1/2034	374,854
1,186	5.000%, 11/1/2035	1,324
381,458	5.000%, 4/1/2036	425,780
503	5.000%, 4/1/2036	562
9,191	5.000%, 4/1/2036	10,242
85,861	5.000%, 4/1/2036	95,952
76,248	5.000%, 5/1/2036	85,092
66,121	5.000%, 6/1/2036	73,799
145,128	5.000%, 6/1/2036	161,052
379,954	5.000%, 12/1/2037	423,841
58,938	5.000%, 5/1/2038	65,800
32,522	5.000%, 6/1/2038	36,361
66,055	5.000%, 9/1/2038	73,924
62,869	5.000%, 2/1/2039	70,426
63,182	5.000%, 6/1/2039	70,596
1,781,694	5.000%, 10/1/2039	1,992,683
162,431	5.000%, 2/1/2040	181,817
295,758	5.000%, 8/1/2040	331,619
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 477	5.500%, 1/1/2022	$ 478
1,869	5.500%, 2/1/2022	1,872
829,499	5.500%, 5/1/2034	934,144
42,027	5.500%, 3/1/2036	48,070
58,369	5.500%, 3/1/2036	66,530
25,579	5.500%, 3/1/2036	29,271
98,200	5.500%, 3/1/2036	111,436
216,136	5.500%, 6/1/2036	247,221
87,024	5.500%, 6/1/2036	99,548
46,400	5.500%, 6/1/2036	52,806
81,840	5.500%, 9/1/2037	94,143
196,077	5.500%, 9/1/2037	224,241
105,414	5.500%, 12/1/2037	121,212
14,339	5.500%, 3/1/2038	16,443
9,483	6.000%, 7/1/2029	10,537
23,945	6.000%, 2/1/2032	27,095
17,705	6.000%, 5/1/2036	20,468
44,953	6.000%, 8/1/2037	52,229
226,305	6.000%, 9/1/2037	262,188
876	6.500%, 3/1/2022	880
4,594	6.500%, 6/1/2029	5,185
2,017	6.500%, 7/1/2029	2,253
159,888	6.500%, 11/1/2036	189,912
376,357	6.500%, 10/1/2037	449,348
1,844	6.500%, 4/1/2038	2,202
1,755	6.500%, 4/1/2038	2,095
7,487	7.000%, 4/1/2032	8,650
114,905	7.000%, 4/1/2032	135,995
47,869	7.000%, 9/1/2037	58,640
15,218	7.500%, 10/1/2029	17,378
7,904	7.500%, 11/1/2029	9,062
10,395	7.500%, 4/1/2031	11,304
11,775	7.500%, 5/1/2031	13,767
1,995	8.000%, 3/1/2030	2,290
31,775	8.000%, 1/1/2031	37,098
40,015	8.000%, 2/1/2031	46,645
14,577	8.000%, 3/1/2031	16,938
837	8.500%, 9/1/2025	912
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 230	8.500%, 9/1/2025	$ 249
	TOTAL	629,178,955
	Federal National Mortgage Association— 35.1%
29,356,043	1.500%, 10/1/2036	29,487,899
9,308,156	2.000%, 9/1/2035	9,545,908
2,449,324	2.000%, 9/1/2036	2,513,875
2,978,679	2.000%, 12/1/2036	3,053,831
4,784,293	2.000%, 9/1/2050	4,781,921
5,407,935	2.000%, 10/1/2050	5,403,564
22,905,905	2.000%, 10/1/2050	23,009,078
30,004,424	2.000%, 11/1/2050	29,980,171
28,049,122	2.000%, 2/1/2051	28,026,449
9,389,540	2.000%, 3/1/2051	9,379,016
9,592,630	2.000%, 3/1/2051	9,580,680
32,618,395	2.000%, 3/1/2051	32,577,759
15,768,463	2.000%, 3/1/2051	15,748,819
21,020,689	2.000%, 3/1/2051	20,997,129
13,712,245	2.000%, 3/1/2051	13,706,518
30,474,911	2.000%, 4/1/2051	30,440,755
9,686,948	2.000%, 4/1/2051	9,674,880
9,377,559	2.000%, 4/1/2051	9,386,096
4,792,047	2.000%, 4/1/2051	4,798,656
14,303,762	2.000%, 4/1/2051	14,310,080
26,611,049	2.000%, 4/1/2051	26,689,331
5,708,901	2.000%, 5/1/2051	5,723,911
4,188,601	2.000%, 5/1/2051	4,199,614
57,032,399	2.000%, 5/1/2051	56,968,477
22,127,838	2.000%, 6/1/2051	22,156,629
12,672,691	2.000%, 8/1/2051	12,654,527
20,252,149	2.000%, 8/1/2051	20,262,044
26,797,057	2.000%, 8/1/2051	26,758,648
20,579,941	2.000%, 8/1/2051	20,643,054
2,207,355	2.500%, 2/1/2028	2,287,547
12,124,508	2.500%, 11/1/2049	12,415,770
2,909,778	2.500%, 12/1/2049	2,974,223
14,315,841	2.500%, 7/1/2050	14,642,074
8,445,497	2.500%, 1/1/2051	8,721,618
26,968,571	2.500%, 7/1/2051	27,770,234
28,807,318	2.500%, 8/1/2051	29,433,180
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 19,755,907	2.500%, 8/1/2051	$ 20,185,120
5,210,432	2.500%, 8/1/2051	5,322,981
25,949,703	2.500%, 9/1/2051	26,539,431
55,152,200	2.500%, 9/1/2051	56,343,532
1,440,097	3.000%, 2/1/2032	1,511,146
3,182,604	3.000%, 8/1/2043	3,349,616
1,784,789	3.000%, 9/1/2043	1,878,448
7,646,465	3.000%, 8/1/2046	8,074,009
3,388,377	3.000%, 9/1/2046	3,586,305
3,233,858	3.000%, 10/1/2046	3,382,337
1,625,345	3.000%, 10/1/2046	1,718,764
3,462,036	3.000%, 11/1/2046	3,620,992
2,741,370	3.000%, 11/1/2046	2,898,934
3,740,101	3.000%, 11/1/2046	3,941,044
906,668	3.000%, 1/1/2047	947,731
28,683,601	3.000%, 1/1/2047	29,982,652
897,392	3.000%, 2/1/2047	953,458
5,233,159	3.000%, 3/1/2047	5,473,434
10,150,507	3.000%, 3/1/2047	10,711,718
1,210,372	3.000%, 4/1/2047	1,279,184
6,685,552	3.000%, 12/1/2047	7,059,368
10,611,781	3.000%, 12/1/2047	11,231,657
4,051,483	3.000%, 2/1/2048	4,271,054
1,099,964	3.000%, 2/1/2048	1,159,577
3,208,053	3.000%, 11/1/2049	3,352,140
1,263,868	3.000%, 11/1/2049	1,309,258
12,612,899	3.000%, 12/1/2049	13,070,805
18,699,805	3.000%, 12/1/2049	19,371,390
24,443,121	3.000%, 8/1/2051	25,418,362
19,517,548	3.000%, 11/1/2051	20,288,642
117,594	3.500%, 11/1/2025	123,967
182,027	3.500%, 11/1/2025	191,892
213,754	3.500%, 12/1/2025	225,338
217,091	3.500%, 1/1/2026	228,856
58,028	3.500%, 1/1/2026	61,173
18,170,010	3.500%, 4/1/2033	19,336,437
8,059,395	3.500%, 9/1/2042	8,691,765
12,920,794	3.500%, 7/1/2045	13,922,495
5,325,409	3.500%, 8/1/2046	5,694,917
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 5,755,067	3.500%, 8/1/2046	$ 6,120,305
9,190,804	3.500%, 9/1/2046	9,792,469
6,100,646	3.500%, 11/1/2046	6,590,765
5,566,539	3.500%, 2/1/2047	6,013,748
8,954,822	3.500%, 11/1/2047	9,504,240
9,238,188	3.500%, 12/1/2047	9,808,600
4,580,873	3.500%, 4/1/2048	4,840,457
6,263,712	3.500%, 2/1/2051	6,599,572
163,991	4.000%, 12/1/2025	172,318
189,889	4.000%, 7/1/2026	199,531
1,320,421	4.000%, 2/1/2041	1,430,195
3,445,799	4.000%, 12/1/2041	3,732,255
1,572,218	4.000%, 3/1/2042	1,709,246
2,649,471	4.000%, 4/1/2042	2,868,798
1,069,097	4.000%, 3/1/2046	1,154,926
1,653,155	4.000%, 7/1/2046	1,792,588
1,859,490	4.000%, 9/1/2046	2,017,198
2,665,711	4.000%, 11/1/2046	2,891,171
12,131,960	4.000%, 6/1/2047	13,185,544
3,929,153	4.000%, 10/1/2047	4,234,276
6,274,424	4.000%, 10/1/2047	6,728,339
4,224,053	4.000%, 11/1/2047	4,545,740
5,341,841	4.000%, 12/1/2047	5,794,228
3,876,643	4.000%, 1/1/2048	4,230,932
5,098,866	4.000%, 2/1/2048	5,462,398
4,773,263	4.000%, 2/1/2048	5,115,073
9,490,725	4.000%, 2/1/2048	10,168,867
1,894,652	4.000%, 2/1/2048	2,053,892
4,209,149	4.000%, 2/1/2048	4,527,992
2,408,756	4.000%, 3/1/2048	2,624,151
1,637,885	4.000%, 3/1/2048	1,768,276
4,271,619	4.000%, 5/1/2048	4,567,495
1,129,443	4.000%, 6/1/2048	1,206,263
4,797,033	4.000%, 6/1/2048	5,126,305
2,245,217	4.000%, 7/1/2048	2,392,138
114,200	4.500%, 2/1/2039	125,362
576,685	4.500%, 5/1/2040	634,789
1,536,942	4.500%, 10/1/2040	1,685,193
189,135	4.500%, 11/1/2040	207,379
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 1,964,508	4.500%, 4/1/2041	$ 2,154,003
951,651	4.500%, 6/1/2041	1,043,446
111,701	5.000%, 5/1/2023	114,106
19,012	5.000%, 8/1/2023	19,447
158,428	5.000%, 11/1/2023	163,275
1,297,418	5.000%, 2/1/2036	1,447,176
717,702	5.000%, 7/1/2040	803,970
833,036	5.000%, 10/1/2041	934,838
27,327	5.500%, 1/1/2032	30,593
19,954	5.500%, 1/1/2032	22,352
291,249	5.500%, 9/1/2034	329,608
844,452	5.500%, 12/1/2034	956,106
24,568	5.500%, 4/1/2035	27,742
343,964	5.500%, 11/1/2035	391,416
175,165	5.500%, 1/1/2036	199,461
65,684	5.500%, 3/1/2036	74,785
312,663	5.500%, 4/1/2036	355,596
441,021	5.500%, 4/1/2036	502,142
200,952	5.500%, 5/1/2036	230,079
93,043	5.500%, 9/1/2036	106,018
297,022	5.500%, 8/1/2037	338,685
143,227	5.500%, 7/1/2038	164,807
564,681	5.500%, 4/1/2041	636,710
7,887	6.000%, 1/1/2029	8,698
10,531	6.000%, 2/1/2029	11,614
3,047	6.000%, 2/1/2029	3,341
3,985	6.000%, 4/1/2029	4,437
11,359	6.000%, 5/1/2029	12,640
6,029	6.000%, 5/1/2029	6,661
461,121	6.000%, 7/1/2034	530,121
246,825	6.000%, 11/1/2034	283,209
103,459	6.000%, 7/1/2036	120,049
29,799	6.000%, 7/1/2036	34,550
115,559	6.000%, 10/1/2037	134,532
97,104	6.000%, 6/1/2038	112,541
625,002	6.000%, 7/1/2038	728,123
48,276	6.000%, 9/1/2038	56,255
39,170	6.000%, 10/1/2038	45,549
300,779	6.000%, 2/1/2039	349,861
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 19,928	6.500%, 9/1/2028	$ 21,768
2,790	6.500%, 8/1/2029	3,131
4,629	6.500%, 6/1/2031	5,315
12,783	6.500%, 6/1/2031	14,574
1,903	6.500%, 6/1/2031	2,173
2,466	6.500%, 6/1/2031	2,717
2,693	6.500%, 1/1/2032	3,094
39,786	6.500%, 3/1/2032	45,937
136,424	6.500%, 4/1/2032	157,200
28,138	6.500%, 5/1/2032	32,649
176,451	6.500%, 7/1/2036	209,169
6,174	6.500%, 8/1/2036	7,319
13,368	6.500%, 9/1/2036	15,949
37,878	6.500%, 12/1/2036	44,709
86,220	6.500%, 9/1/2037	103,176
2,223	6.500%, 12/1/2037	2,663
65,917	6.500%, 10/1/2038	78,863
209	7.000%, 7/1/2023	217
3,806	7.000%, 2/1/2024	3,907
358	7.000%, 5/1/2024	378
1,271	7.000%, 7/1/2024	1,353
816	7.000%, 7/1/2025	884
9,621	7.000%, 9/1/2031	11,174
5,403	7.000%, 9/1/2031	6,367
82,800	7.000%, 11/1/2031	97,759
5,826	7.000%, 12/1/2031	6,871
42,048	7.000%, 1/1/2032	45,905
25,507	7.000%, 2/1/2032	30,026
26,324	7.000%, 3/1/2032	31,082
52,109	7.000%, 3/1/2032	59,362
5,089	7.000%, 4/1/2032	6,022
18,572	7.000%, 4/1/2032	21,626
108,997	7.000%, 4/1/2032	129,178
12,415	7.000%, 6/1/2032	14,724
206,557	7.000%, 6/1/2037	252,836
827	7.500%, 1/1/2030	953
7,535	7.500%, 9/1/2030	8,713
6,186	7.500%, 5/1/2031	7,206
2,533	7.500%, 6/1/2031	2,957
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 29,254	7.500%, 8/1/2031	$ 34,187
37,007	7.500%, 1/1/2032	42,134
3,083	7.500%, 6/1/2033	3,500
20	8.000%, 7/1/2023	20
3,053	8.000%, 10/1/2026	3,340
1,602	8.000%, 11/1/2029	1,839
210	9.000%, 6/1/2025	228
	TOTAL	1,126,100,604
	Government National Mortgage Association— 1.7%
7,794,593	3.000%, 1/20/2047	8,148,331
917,738	3.500%, 8/15/2043	983,163
555,866	3.500%, 8/15/2043	595,493
10,429,542	3.500%, 3/20/2047	11,124,443
13,008,719	3.500%, 11/20/2047	13,860,221
815,855	4.000%, 9/15/2040	884,307
2,171,394	4.000%, 10/15/2040	2,350,922
998,748	4.000%, 1/15/2041	1,082,367
1,339,100	4.000%, 10/15/2041	1,451,914
4,454,364	4.000%, 6/15/2048	4,797,700
239,419	4.500%, 1/15/2039	263,696
147,589	4.500%, 6/15/2039	163,239
607,083	4.500%, 10/15/2039	671,554
227,251	4.500%, 1/15/2040	251,349
127,879	4.500%, 6/15/2040	141,558
124,595	4.500%, 9/15/2040	138,223
156,646	4.500%, 2/15/2041	174,146
676,163	4.500%, 3/15/2041	748,592
66,647	4.500%, 5/15/2041	74,093
2,213,802	4.500%, 6/20/2041	2,433,460
410,868	4.500%, 9/15/2041	456,767
370,479	4.500%, 10/15/2043	413,488
138,676	4.500%, 11/15/2043	154,341
353,313	5.000%, 1/15/2039	396,030
311,584	5.000%, 5/15/2039	349,627
421,128	5.000%, 8/20/2039	467,225
139,664	5.500%, 12/15/2038	157,831
100,282	5.500%, 12/20/2038	113,562
192,649	5.500%, 1/15/2039	218,543
203,816	5.500%, 2/15/2039	231,073
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 6,594		6.000%, 10/15/2028	$ 7,227
4,881		6.000%, 3/15/2029	5,402
76,307		6.000%, 2/15/2036	87,135
98,157		6.000%, 4/15/2036	112,303
100,298		6.000%, 6/15/2037	114,928
10,431		6.500%, 10/15/2028	11,611
4,827		6.500%, 10/15/2028	5,168
6,006		6.500%, 11/15/2028	6,635
7,562		6.500%, 12/15/2028	8,338
2,831		6.500%, 2/15/2029	3,145
10,960		6.500%, 3/15/2029	12,118
23,370		6.500%, 9/15/2031	26,445
53,816		6.500%, 2/15/2032	61,134
9,903		7.000%, 11/15/2027	10,880
6,435		7.000%, 6/15/2028	7,122
11,472		7.000%, 11/15/2028	12,697
7,067		7.000%, 1/15/2029	7,888
6,800		7.000%, 5/15/2029	7,661
1,279		7.000%, 10/15/2029	1,418
19,714		7.000%, 5/15/2030	22,210
13,610		7.000%, 11/15/2030	15,469
9,762		7.000%, 12/15/2030	10,935
13,070		7.000%, 8/15/2031	14,866
45,750		7.000%, 10/15/2031	52,391
10,206		7.000%, 12/15/2031	11,753
9,619		7.500%, 8/15/2029	10,854
37,706		7.500%, 10/15/2029	42,860
2,990		7.500%, 10/15/2030	3,411
6,460		7.500%, 1/15/2031	7,471
751		8.000%, 8/15/2029	861
2,301		8.000%, 10/15/2029	2,639
8,259		8.000%, 11/15/2029	9,481
7,926		8.000%, 1/15/2030	9,006
3,054		8.000%, 10/15/2030	3,498
68,702		8.000%, 11/15/2030	79,458
3,445		8.500%, 5/15/2029	3,965
		TOTAL	54,107,641
	[1]	Uniform Mortgage-Backed Securities, TBA— 30.9%
35,000,000		1.500%, 1/1/2037	35,136,447
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
	[1]	Uniform Mortgage-Backed Securities, TBA— continued
$ 141,000,000		2.000%, 1/1/2037	$ 144,506,303
125,000,000		2.000%, 1/1/2052	124,699,225
479,500,000		2.500%, 1/1/2052	489,614,669
188,000,000		3.000%, 1/1/2052	194,837,034
		TOTAL	988,793,678
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,755,259,798)	2,798,180,878
		ASSET-BACKED SECURITIES— 3.5%
		Auto Receivables— 0.7%
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,263,989
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,041,499
		TOTAL	21,305,488
		Credit Card— 1.1%
22,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.470% (1-month USLIBOR +0.360%), 4/15/2025	22,568,366
12,340,000	[2]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.440% (1-month USLIBOR +0.330%), 8/15/2025	12,386,649
		TOTAL	34,955,015
		Student Loans— 1.7%
5,847,017		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	5,843,881
12,237,883		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	12,203,402
10,437,304		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	10,426,828
12,247,354	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.909% (1-month USLIBOR +0.800%), 2/15/2036	12,334,553
14,790,479	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.210% (1-month USLIBOR +1.100%), 7/15/2053	14,939,053
		TOTAL	55,747,717
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $111,445,988)	112,008,220
		COMMERCIAL MORTGAGE-BACKED SECURITY— 0.9%
		Agency Commercial Mortgage-Backed Securities— 0.9%
26,739,659	[2]	FHLMC REMIC, Series KF90, Class AS, 0.430% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $26,739,658)	26,814,246
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.7%
		Federal Home Loan Mortgage Corporation— 0.4%
12,158,797	[2]	REMIC, Series 3284, Class AF, 0.419% (1-month USLIBOR +0.310%), 3/15/2037	12,183,869
		Government National Mortgage Association— 0.1%
3,330,155	[2]	REMIC, Series 2005-71, Class FA, 0.231% (1-month USLIBOR +0.140%), 9/16/2035	3,332,708
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— 0.2%
$ 519,506		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	$ 402,381
278,282		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	100,979
73,366		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.834%, 8/25/2035	76,729
2,111,879		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,108,513
4,119,473		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	4,125,743
		TOTAL	6,814,345
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,649,117)	22,330,922
		INVESTMENT COMPANY— 38.5%
1,233,856,835	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4] (IDENTIFIED COST $1,233,856,835)	1,233,856,835
		TOTAL INVESTMENT IN SECURITIES—130.9% (IDENTIFIED COST $4,149,951,396)[5]	4,193,191,101
		OTHER ASSETS AND LIABILITIES - NET—(30.9)%[6]	(988,732,129)
		TOTAL NET ASSETS—100%	$3,204,458,972
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2020	$204,435,825
Purchases at Cost	$2,349,363,396
Proceeds from Sales	$(1,319,942,386)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2021	$1,233,856,835
Shares Held as of 12/31/2021	1,233,856,835
Dividend Income	$194,832

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $4,162,155,234.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and
Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of
December 31, 2021.

Mortgage Core Fund
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$2,798,180,878	$—	$2,798,180,878
Asset-Backed Securities	—	112,008,220	—	112,008,220
Commercial Mortgage-Backed Security	—	26,814,246	—	26,814,246
Collateralized Mortgage Obligations	—	22,330,922	—	22,330,922
Investment Company	1,233,856,835	—	—	1,233,856,835
TOTAL SECURITIES	$1,233,856,835	$2,959,334,266	$—	$4,193,191,101

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.07	$9.88	$9.60	$9.80	$9.81
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.24	0.32	0.30	0.27
Net realized and unrealized gain (loss)	(0.26)	0.22	0.28	(0.20)	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.46	0.60	0.10	0.27
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.32)	(0.30)	(0.28)
Net Asset Value, End of Period	$9.76	$10.07	$9.88	$9.60	$9.80
Total Return[3]	(0.89)%	4.70%	6.33%	1.10%	2.75%
Ratios to Average Net Assets:
Net expenses[4]	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income	1.72%	2.42%	3.25%	3.18%	2.71%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,204,459	$2,143,118	$2,528,865	$2,815,951	$1,787,418
Portfolio turnover[7]	351%	257%	130%	109%	88%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	65%	72%	100%	109%	46%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value including $1,233,856,835 of investments in an affiliated holding* (identified cost $4,149,951,396)	$4,193,191,101
Cash	60
Due from broker (Note 2)	840,003
Income receivable	4,910,992
Income receivable from an affiliated holding	25,006
Total Assets	4,198,967,162
Liabilities:
Payable for investments purchased	989,090,906
Income distribution payable	5,266,477
Accrued expenses (Note 5)	150,807
Total Liabilities	994,508,190
Net assets for 328,180,298 shares outstanding	$3,204,458,972
Net Assets Consist of:
Paid-in capital	$3,210,203,267
Total distributable earnings (loss)	(5,744,295)
Total Net Assets	$3,204,458,972
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,204,458,972 ÷ 328,180,298 shares outstanding, no par value, unlimited shares authorized	$9.76

*	See information listed after the Fund’s Portfolio of Investments.
Mortgage Core Fund
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$44,181,019
Dividends received from an affiliated holding*	194,832
TOTAL INCOME	44,375,851
Expenses:
Administrative fee (Note 5)	7,752
Custodian fees	104,580
Transfer agent fees	156,615
Directors’/Trustees’ fees (Note 5)	13,269
Auditing fees	31,900
Legal fees	10,585
Portfolio accounting fees	248,756
Share registration costs	2,473
Printing and postage	18,726
Miscellaneous (Note 5)	31,129
TOTAL EXPENSES	625,785
Net investment income	43,750,066
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(7,311,144)
Net realized loss on futures contracts	(2,583,451)
Net change in unrealized appreciation of investments	(58,278,254)
Net realized and unrealized gain (loss) on investments and futures contracts	(68,172,849)
Change in net assets resulting from operations	$(24,422,783)

*	See information listed after the Fund’s Portfolio of Investments.
Mortgage Core Fund
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,750,066	$62,927,831
Net realized gain (loss)	(9,894,595)	39,055,732
Net change in unrealized appreciation/depreciation	(58,278,254)	21,837,682
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(24,422,783)	123,821,245
Distributions to Shareholders	(56,034,731)	(70,234,363)
Share Transactions:
Proceeds from sale of shares	1,365,048,740	1,127,424,951
Net asset value of shares issued to shareholders in payment of distributions declared	8,562,706	9,568,350
Cost of shares redeemed	(231,813,060)	(1,576,326,869)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,141,798,386	(439,333,568)
Change in net assets	1,061,340,872	(385,746,686)
Net Assets:
Beginning of period	2,143,118,100	2,528,864,786
End of period	$3,204,458,972	$2,143,118,100
Mortgage Core Fund
Annual Shareholder Report

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to February 25, 2021, the name of the Fund was Federated Mortgage Core Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Mortgage Core Fund
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Mortgage Core Fund
Annual Shareholder Report

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Mortgage Core Fund
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At December 31, 2021, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $14,753,510. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases,
Mortgage Core Fund
Annual Shareholder Report

when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,583,451)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2021	Year Ended 12/31/2020
Shares sold	137,902,805	112,591,117
Shares issued to shareholders in payment of distributions declared	864,504	949,096
Shares redeemed	(23,434,485)	(156,643,675)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	115,332,824	(43,103,462)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$56,034,731	$70,234,363
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$265,923
Net unrealized appreciation	$31,035,867
Capital loss carryforwards and deferrals	$(37,046,085)
Mortgage Core Fund
Annual Shareholder Report

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar-roll transactions and principal loss adjustments.
At December 31, 2021, the cost of investments for federal tax purposes was $4,162,155,234. The net unrealized appreciation of investments for federal tax purposes was $31,035,867. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,924,756 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,888,889.
As of December 31, 2021, the Fund had a capital loss carryforward of $37,046,085 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,356,191	$13,689,894	$37,046,085
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Mortgage Core Fund
Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$—
Sales	$186,055,981
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this
Mortgage Core Fund
Annual Shareholder Report

coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Mortgage Core Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$997.10	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Mortgage Core Fund
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
Semi-Annual Shareholder Report

deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022